Schedule of Outstanding Shares of Potentially Dilutive Securities (Details) (Parenthetical) - shares		12 Months Ended
	Oct. 22, 2025	Dec. 31, 2025
Offsetting Assets [Line Items]
Exercise of stock options, shares	8,048,770	6,772
Equity Option [Member]
Offsetting Assets [Line Items]
Exercise of stock options, shares		6,772